Financial Instruments - Categories of Financial Instruments (Detail) $ in Millions, $ in Millions	Dec. 31, 2017 TWD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 TWD ($)
Financial assets
FVTPL (Note 1)	$ 569.8		$ 6,451.1
Available-for-sale financial assets	98,248.5		71,891.3
Held-to-maturity financial assets	20,821.7		38,917.7
Hedging derivative financial assets	34.4		5.6
Loans and receivables (Note 2)	684,416.6		673,592.9
Financial assets	804,091.0		790,858.6
Financial liabilities
FVTPL (Note 1)	26.7		191.1
Hedging derivative financial liabilities	15.6	$ 0.5
Amortized cost (Note 3)	340,501.2		387,046.2
Financial liabilities	$ 340,543.5		$ 387,237.3